Average Annual Total Returns - Class A C I R R6 T and W Shares - Voya Corporate Leaders 100 Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A After tax on distributions 1 Yr	Class A After tax on distributions 5 Yrs	Class A After tax on distributions 10 Yrs	Class A After tax on distributions Since Inception	Class A After tax on distributions with sale 1 Yr	Class A After tax on distributions with sale 5 Yrs	Class A After tax on distributions with sale 10 Yrs	Class A After tax on distributions with sale Since Inception	Class A S&P 500® Index 1 Yr		Class A S&P 500® Index 5 Yrs		Class A S&P 500® Index 10 Yrs		Class A S&P 500® Index Since Inception	Class C 1 Yr	Class C 5 Yrs	Class C 10 Yrs	Class C Since Inception	Class C Inception Date	Class C S&P 500® Index 1 Yr		Class C S&P 500® Index 5 Yrs		Class C S&P 500® Index 10 Yrs		Class C S&P 500® Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I S&P 500® Index 1 Yr		Class I S&P 500® Index 5 Yrs		Class I S&P 500® Index 10 Yrs		Class I S&P 500® Index Since Inception	Class R 1 Yr	Class R 5 Yrs	Class R 10 Yrs	Class R Since Inception	Class R Inception Date	Class R S&P 500® Index 1 Yr		Class R S&P 500® Index 5 Yrs		Class R S&P 500® Index 10 Yrs	Class R S&P 500® Index Since Inception		Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 S&P 500® Index 1 Yr		Class R6 S&P 500® Index 5 Yrs		Class R6 S&P 500® Index 10 Yrs		Class R6 S&P 500® Index Since Inception	Class W 1 Yr	Class W 5 Yrs	Class W 10 Yrs	Class W Since Inception	Class W Inception Date	Class W S&P 500® Index 1 Yr		Class W S&P 500® Index 5 Yrs		Class W S&P 500® Index 10 Yrs		Class W S&P 500® Index Since Inception
Total	5.09%	10.68%	11.35%		Jun. 30, 2008	(0.20%)	8.37%	10.03%		6.78%	8.22%	9.13%		18.40%	[1]	15.22%	[1]	13.88%	[1]	[1]	10.00%	11.37%	11.37%		Jun. 30, 2008	18.40%	[1]	15.22%	[1]	13.88%	[1]	[1]	11.89%	12.35%	12.34%		Jun. 30, 2008	18.40%	[1]	15.22%	[1]	13.88%	[1]	[1]	11.21%	11.65%		11.89%	Mar. 23, 2012	18.40%	[1]	15.22%	[1]	[1]	14.26%	[1]	11.89%	12.36%	12.35%		Oct. 01, 2014	18.40%	[1]	15.22%	[1]	13.88%	[1]	[1]	11.86%	12.28%	12.28%		Jun. 30, 2008	18.40%	[1]	15.22%	[1]	13.88%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.